UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item #1. Reports to Stockholders.

INDEX	B Riley Diversified Equity Fund

Semi-Annual Report to Shareholders

B. RILEY DIVERSIFIED EQUITY FUND

For the Six Months ended June 30, 2015 (unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2015 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	100.62%

	ADVERTISING	1.90%
15,454	The Rubicon Project, Inc.*		$231,192

	AEROSPACE & DEFENSE PARTS	0.49%
5,966	CPI Aerostructures, Inc.*		59,720

	AUTO PARTS	2.71%
12,386	Remy International, Inc.		273,854
3,000	Superior Industries International, Inc.		54,930

			328,784

	BEVERAGES	2.42%
2,590	Farmer Brothers Co.*		60,865
40,683	Primo Water Corp.*		232,707

			293,572

	CABLE & SATELLITE	0.17%
2,000	TiVo Inc.*		20,280

	CHEMICALS	1.93%
3,360	Globe Specialty Metals Inc.		59,472
3,904	Trecora Resources*		58,950
3,400	Tronox Ltd Class “A”		49,742
754	WD-40 Co.		65,719

			233,883

	COMMUNICATIONS EQUIPMENT	12.15%
3,146	CalAmp Corp.*		57,446
4,924	ClearOne Inc.		63,544
39,107	EMCORE Corp.*		235,424
12,392	Finisar Corp.*		221,445
136,342	GigOptix, Inc.*		231,781
9,429	I.D. Systems, Inc.*		57,517
5,938	NetScout Systems, Inc.*		217,746
8,000	PC-Tel, Inc.		57,440

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMUNICATIONS EQUIPMENT (continued)
3,670	Rovi Corp.*		$58,536
7,497	Sonus Networks, Inc.*		51,879
3,700	ViaSat, Inc.*		222,962

			1,475,720

	COMPUTER SERVICES	1.04%
8,100	Computer Task Group, Inc.		62,532
5,004	Immersion Corp.*		63,401

			125,933

	COMPUTER SOFTWARE	7.74%
6,052	American Software, Inc. Class A		57,494
9,000	Brightcove Inc.*		61,740
4,283	Callidus Software Inc.*		66,729
1,800	Cornerstone OnDemand, Inc.*		62,640
7,316	Evolving Systems, Inc.		65,551
24,778	Guidance Software Inc.*		209,870
10,646	Lionbridge Technologies, Inc.*		65,686
11,700	MAM Software Group, Inc.*		62,478
500	Monotype Imaging Holdings Inc.		12,055
39,558	RealNetworks, Inc.*		214,009
2,548	Web.com Group Inc.*		61,713

			939,965

	ELECTRONIC	3.20%
13,655	IEC Electronics Corp.*		61,447
5,531	Imax Corp.*		222,733
4,500	SuperCom Ltd.*		57,060
21,000	Turtle Beach Corp.*		47,880

			389,120

	ENGINEERING SERVICES	1.76%
33,902	Kratos Defense & Security Solutions Inc.*		213,583

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	ENTERTAINMENT	4.91%
2,000	AMC Entertainment Holdings		$61,360
4,563	Brunswick Corp.		232,074
2,232	Carmike Cinemas, Inc.*		59,237
1,897	DTS, Inc.*		57,839
1,696	Lions Gate Entertainment Corp.		62,837
4,034	National Cinemedia, Inc.		64,383
1,321	Six Flags Entertainment Corp.		59,247

			596,977

	FINANCE	0.95%
2,303	Kennedy-Wilson Holdings Inc.		56,631
5,195	Real Industry, Inc.*		58,963

			115,594

	HEALTHCARE	1.03%
1,435	PBH Prestige Brand Holdings, Inc.*		66,354
8,700	RadNet, Inc.*		58,203

			124,557

	INFORMATION SERVICES	0.48%
288	CoStar Group Inc.*		57,963

	INTERNET BASED SERVICE	7.33%
10,000	Bazaarvoice Inc.*		58,900
15,000	Limelight Networks Inc.*		59,100
35,155	Monster Worldwide, Inc.*		229,914
10,442	Overstock.com, Inc.*		235,363
2,772	Reis, Inc.		61,483
20,000	Spark Networks, Inc.*		61,400
33,763	TheStreet Inc.		61,111
8,719	Xcerra Corp.*		66,003
3,500	XO Group, Inc.*		57,225

			890,499

	IT SERVICES	0.90%
4,461	PFSweb Inc.*		61,829
7,092	Rightside Group, Ltd.*		48,013

			109,842

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	MANUFACTURING	5.67%
22,674	Arotech Corp.*		$54,644
2,503	Ducommun Inc.*		64,252
3,042	Fabrinet*		56,977
6,587	Inter Parfums, Inc.		223,497
8,328	Methode Electronics Inc.		228,604
2,044	Motorcar Parts of America, Inc.*		61,504

			689,478

	MEDIA	4.69%
14,400	Autobytel Inc.*		230,256
3,858	Demand Media, Inc.*		24,537
25	Google Inc.*		13,501
4,247	Points International Ltd.*		52,790
18,876	RealD Inc.*		232,741
400	Yahoo! Inc.*		15,716

			569,541

	METAL MINING	0.47%
5,500	A-Mark Precious Metals, Inc.		57,585

	PROFESSIONAL SERVICES	1.47%
2,843	Franklin Covey Co.*		57,684
13,351	Information Services Group, Inc.		63,818
12,935	PRGX Global, Inc.*		56,785

			178,287

	RECREATIONAL PRODUCTS	0.24%
200	Polaris Industries Inc.		29,622

	RETAIL	19.82%
5,500	1-800-Flowers.Com A		57,530
13,623	American Eagle Outfitters, Inc.		234,588
750	Best Buy Co., Inc.		24,457
2,112	Blue Nile, Inc.*		64,184
1,150	Broadcom Corp. Class A		59,213
8,046	Cherokee Inc.*		226,736
5,533	Conn’s, Inc.*		219,660
800	Deckers Outdoor Corp.*		57,576

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	RETAIL (continued)
1,565	DSW Inc.		$52,224
300	eBay Inc.*		18,072
7,874	FTD Companies, Inc.*		221,968
2,308	MarineMax, Inc.*		54,261
2,300	Mattel, Inc.		59,087
9,204	Nutrisysem, Inc.		228,996
35,000	Quiksilver, Inc.*		23,198
3,000	Rocky Brands, Inc.		56,100
1,970	Sally Beauty Holdings, Inc.*		62,213
600	Skechers U.S.A., Inc.*		65,874
3,500	Stage Stores, Inc.		61,355
1,463	Steven Madden, Ltd.*		62,587
2,185	The Finish Line, Inc.		60,787
16,477	United Online, Inc.*		258,195
847	VF Corp.		59,070
6,424	West Marine, Inc.*		61,927
2,200	Zumiez Inc.*		58,586

			2,408,444

	SEMICONDUCTOR	13.61%
400	Analog Devices, Inc.		25,674
19,310	Axcelis Technologies, Inc.*		57,158
5,256	Brooks Automation, Inc.		60,181
4,938	Cohu, Inc.		65,330
5,600	Exar Corp.*		54,768
6,858	FormFactor Inc.*		63,094
500	Intel Corp.		15,207
18,120	Intersil Corp.		226,681
4,662	Kulicke & Soffa Industries, Inc.*		54,592
150	Lam Research Corp.		12,203
4,500	Marvell Technology Group Ltd.		59,333
17,475	Mattson Technology, Inc.*		58,541
5,975	Neophotonics Corp.*		54,552
3,165	Newport Corp.*		60,008
3,100	NVIDIA Corp.		62,341
20,641	ON Semiconductor Corp.*		241,293

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets		Fair Value

	SEMICONDUCTOR (continued)
14,000	Planar Systems, Inc.*			$61,040
4,960	Rudolph Technologies, Inc.*			59,570
1,200	Silicon Laboratories Inc.*			64,812
1,753	Silicon Motion Technology Corp.			60,671
2,150	Skyworks Solutions, Inc.			223,815
250	Texas Instruments Inc.			12,878

				1,653,742

	TECHNOLOGY	2.50%
26,606	API Technologies Corp.*			66,781
18,857	Camtek, Ltd.*			51,857
1,400	Digimarc Corp.*			63,196
6,500	PCM Inc.*			65,195
34,023	WidePoint Corp.*			56,818

				303,847

	TELECOMMUNICATIONS	0.49%
7,902	Earthlink Holdings Corp.			59,186

	TRANSPORTATION	0.55%
17,472	Accuride Corp.*			67,267

	TOTAL COMMON STOCKS
	(Cost: $10,974,982)			12,224,183

	MONEY MARKET	1.75%
213,022	Fidelity Money Market, 0.05%**
	(Cost: $213,022)			213,022

	TOTAL INVESTMENTS:
	(Cost: $11,188,004)	102.37%		12,437,205
	Liabilities, net of other assets	(2.37%	)	(287,531)

	NET ASSETS	100.00%		$12,149,674

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).
** Effective 7 day yield as of June 30, 2015.

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES June 30, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $11,188,004) (Note 1)	$12,437,205
Receivable for investments sold	93,029
Receivable for capital stock sold	16,825
Dividends and interest receivable	3,250
Due from advisor	14,273
Prepaid expenses	22,244

TOTAL ASSETS	12,586,826

LIABILITIES
Payable for investments purchased	424,823
Accrued 12b-1 fees	43
Accrued administration, accounting and transfer agent fees	2,483
Other accrued expenses	9,803

TOTAL LIABILITIES	437,152

NET ASSETS	$12,149,674

Net Assets Consist of:
Paid-in-capital applicable to 1,104,441 no par value shares of beneficial interest outstanding, unlimited shares authorized	$11,407,764
Accumulated net investment income (loss)	(27,141)
Accumulated net realized gain (loss) on investments	(480,150)
Net unrealized appreciation (depreciation) of investments	1,249,201

Net Assets	$12,149,674

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class
($12,103,945 / 1,100,274 shares outstanding)	$11.00

Class A
($45,729 / 4,167 shares outstanding)	$10.97

MAXIMUM OFFERING PRICE PER SHARE ($10.97 x 100 / 94.25)	$11.64

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND STATEMENT OF OPERATIONS Six months ended June 30, 2015 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes of $23)	$40,672
Interest	24

Total investment income	40,696

EXPENSES
Investment management fees (Note 2)	67,795
12B-1 and servicing fees Class A (Note 2)	42
Recordkeeping and administrative services (Note 2)	14,877
Accounting fees (Note 2)	12,397
Custody fees	10,570
Transfer agent fees (Note 2)	7,963
Professional fees	18,793
Filing and registration fees	4,334
Trustee fees	2,029
Compliance fees	3,338
Shareholder servicing and reports	5,411
Other	11,601

Total expenses	159,150

Fee waivers and reimbursed expenses (Note 2)	(91,313)

Net expenses	67,837

Net investment income (loss)	(27,141)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	306,419
Net increase (decrease) in unrealized appreciation (depreciation) of investments	518,293

Net realized and unrealized gain (loss) on investments	824,712

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$797,571

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2015 (unaudited)	February 10, 2014* through December 31, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(27,141)	$(33,847)
Net realized gain (loss) on investments	306,419	(786,569)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	518,293	730,908

Increase (decrease) in net assets from operations	797,571	(89,508)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	10,207,290	13,970,322
Class A	46,924	5,844
Shares redeemed
Institutional Class	(8,275,821)	(4,503,309)
Class A	(9,639)	–
Increase (decrease) in net assets from capital stock transactions	1,968,754	9,472,857

NET ASSETS
Increase (decrease) during period	2,766,325	9,383,349
Beginning of period	9,383,349	–

End of period (including undistributed net investment income (loss) of $(27,141) and $ – , respectively)	$12,149,674	$9,383,349

* Commencement of operations

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

	Six months ended June 30, 2015 (unaudited)		February 10, 2014* through December 31, 2014

Net asset value, beginning of period	$10.25		$10.00

Investment activities
Net investment income (loss) (1)	(0.03)		(0.04)
Net realized and unrealized gain (loss) on investments	0.78		0.29

Total from investment activities	0.75		0.25

Net asset value, end of period	$11.00		$10.25

Total Return	7.32%	**	2.50%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.93%	***	3.20%	***
Expenses, net of fee waivers and reimbursements	1.25%	***	1.25%	***
Net investment income (loss)	(0.50%	)***	(0.41%	)***
Portfolio turnover rate	96.16%	**	191.14%	**
Net assets, end of period (000’s)	$12,104		$9,377

(1) Per share amounts calculated using the average share method.

* Commencement of operations
** Not annualized
*** Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

	Six months ended June 30, 2015 (unaudited)		September 5, 2014* through December 31, 2014

Net asset value, beginning of period	$10.24		$10.01

Investment activities
Net investment income (loss) (1)	(0.04)		(0.02)
Net realized and unrealized gain (loss) on investments	0.77		0.25

Total from investment activities	0.73		0.23

Net asset value, end of period	$10.97		$10.24

Total Return	7.13%	**	2.30%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.18%	***	3.45%	***
Expenses, net of fee waivers and reimbursements	1.50%	***	1.50%	***
Net investment income (loss)	(0.75%	)***	(0.66%	)***
Portfolio turnover rate	96.16%	**	191.14%	**
Net assets, end of period (000’s)	$46		$6

(1) Per share amounts calculated using the average share method.

* Commencement of operations
** Not annualized
*** Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The B. Riley Diversified Equity Fund (the “Fund”) is a series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations February 10, 2014 as a series of WFT.

The Fund seeks to achieve capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of U.S. companies selected by the B. Riley & Co. Research Group (the “Research Group”) as “Buy” rated in its coverage universe. These equity securities will generally consist of common stocks. The list of these “Buy” rated securities is referred to as the B. Riley Diversified Equity Composite (the “Composite”)1. The Composite is designed to measure the performance of a managed portfolio consisting of all equity securities designated with a “Buy” rating by the Research Group. The Research Group is a division of B. Riley & Co., LLC. The Fund’s investment adviser (the “Adviser”) is B. Riley Asset Management, a division of B. Riley Capital Management, LLC. The Composite may be comprised of companies of any capitalization, and therefore the Fund may invest without regard to market capitalization. The Fund will typically hold a representation of all stocks contained within the Composite; however, the Fund will generally seek to invest approximately 50% of its assets in approximately 25–35 securities represented in the Composite that represent the affiliated Research Group’s top picks from the Composite. The remaining portion of the Fund’s portfolio will be comprised of the remaining securities from the Composite.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$12,224,183	$–	$–	$12,224,183
Money Market	213,022	–	–	213,022

	$12,437,205	$–	$–	$12,437,205

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

The Fund held no Level 3 securities at any time during the period ended June 30, 2015.

There were no transfers between levels during the period ended June 30, 2015. It is the Fund’s policy to consider transfers into or out of Levels 1 and 2 as of the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for its initial tax year (2014) and expected to be taken in the Fund’s 2015 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended June 30, 2015, there were no such reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

As of June 30, 2015, the Fund offered three classes of shares, Institutional Class, Class A and Investor Class. As of June 30, 2015, there were no Investor Class shares outstanding.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement, B. Riley Asset Management, a division of B. Riley Capital Management, LLC (the “Advisor” or “BRCM”) provides investment advisory services for an annual fee of 1.25% of average daily net assets. For the six months ended June 30, 2015, the Advisor earned and waived $67,795 in advisory fees and reimbursed the Fund $23,518.

In the interest of limiting the operating expenses of the Fund, BRCM has contractually agreed to waive or limit its fees and to assume other operating expenses until May 1, 2016 so that the ratio of total annual operating expenses is limited to 1.25% of the Fund’s average net assets. The limit does not apply to interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The Advisor may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Advisor incurred the expense. The total amount of recoverable reimbursements as of June 30, 2015 was $250,369 and expires as follows:

December 31, 2017	$159,056
December 31, 2018	91,313

$250,369

Subject to policies established by the Board, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. The Advisor typically executes the Fund’s portfolio transactions through its affiliated broker-dealer, B. Riley & Co., LLC, on an agency basis; while principal trades on behalf of the Fund are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical information, market and economic analysis provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable process and commission rates that are reasonable in relation to the benefits received. Under the 1940 Act, persons affiliated with an affiliate of the Advisor (such B. Riley & Co., LLC) are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, B. Riley & Co., LLC will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, B. Riley & Co., LLC may serve as broker in the Fund’s over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connections with such transactions will be executed on a fully disclosed basis through its clearing firm. For the period ended June 30, 2015, B. Riley & Co., LLC received brokerage commissions of $20,929 and the total value of transactions generating brokerage commissions was $21,944,454.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2015, FDCC received no commissions from the sale of Fund shares.

The Fund’s Class A shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act providing for the payment of distribution and service fees to the Distributor of the Fund. The Plan provides that the Fund will pay a fess to the Distributor at an annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the year ended June 30, 2015, there were $42 of Class A 12b-1 expenses incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. CSS earned $14,877 for its services for the six months ended June 30, 2015.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $7,963 for its services for the six months ended June 30, 2015.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent. CFA earned $12,397 for its accounting services for the six months ended June 30, 2015.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr.Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2015 aggregated $11,369,134 and $10,575,321, respectively.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the six months ended June 30, 2015 or the period February 10, 2014* through December 31, 2014.

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

Six Months ended June 30, 2015

Accumulated net investment income (loss)	$(27,141)
Accumulated net realized gain (loss)	(480,150)
Unrealized appreciation (depreciation)	1,249,201

$741,910

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of December 31, 2014, the Fund has a capital loss carryforward of $127,554 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $127,554 may be carried forward indefinitely and is considered short-term.

Cost of securities for Federal Income tax purposes is $10,974,982 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,690,277
Gross unrealized depreciation	(441,076)

Net unrealized appreciation (depreciation)	$1,249,201

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Institutional Class Shares Six months ended June 30, 2015 (unaudited)		Class A Shares Six months ended June 30, 2015 (unaudited)

	Shares	Value	Shares	Value

Shares purchased	921,256	$10,207,290	4,442	$46,924
Shares reinvested	–	–	–	–
Shares redeemed	(735,918)	(8,275,821)	(859)	(9,639)

Net Increase (decrease)	185,338	$1,931,469	3,583	$37,285

	Institutional Class Shares Period February 10, 2014* through December 31, 2014		Class A Shares Period September 5, 2014* through December 31, 2014

	Shares	Value	Shares	Value

Shares purchased	1,368,806	$13,970,322	584	$5,844
Shares reinvested	–	–	0	0
Shares redeemed	(453,870)	(4,503,309)	0	0

Net increase (decrease)	914,936	$9,467,013	584	$5,844

* Commencement of operations.

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION
World Funds Trust (the “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 27–28, 2015, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement between the Trust and B. Riley Asset Management, a division of B. Riley Capital Management, LLC (“BRCM” or the “Adviser”) in regard to the B. Riley Diversified Equity Fund (the “Fund”) (the “Agreement”).

The Board reflected on its discussions regarding the Agreement, the expense limitation agreement and the manner in which the Fund was managed with representatives from the Adviser at the Meeting. Counsel referred the Board to the board materials, which included, among other things, a memorandum dated May 8, 2015 from Counsel addressing the duties of Trustees regarding the renewal of the Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s parent company’s financial information including a letter of support from the parent company, a fee comparison analysis for the Fund and comparable mutual funds, and the Agreement and expense limitation agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Agreement and expense limitation agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Agreement.

SUPPLEMENTAL INFORMATION – continued
World Funds Trust (the “Trust”) (unaudited)

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of Fund shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. The Trustees considered representations from the Adviser that following an internal restructuring of advisory functions within its organization, the fees to be charged by the Adviser would not change, the portfolio managers to the Fund would not change, and the level and quality services to be provided by the Adviser to the Fund would not change – in considering this factor, the Board considered the overall nature of the restructuring and any effect on the Adviser and its parent and affiliates. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

Investment Performance of the Fund and the Adviser.

The Trustees reviewed performance information for various periods ended March 31, 2015. The Trustees noted that for the most recent quarter the Fund outperformed its Small Blend category average. The Trustees noted that the Fund had not been in operation for a significant amount of time. The Trustees reviewed the month by month performance information noting that for a 12-month period there were some months where the Fund outperformed its index (the Russell 2000 Index) and some months where the Fund underperformed its index. The Trustees also considered the performance information of the B. Riley Diversified Equity Composite derived from the Adviser’s affiliated research group’s “Buy” rated securities list for various periods. Based on these considerations, the Board concluded that the performance of the Fund was satisfactory.

The costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the financial condition of the Adviser and its parent and the level of commitment to the Fund by the Adviser and its principals, including a letter of support from the Adviser’s parent

SUPPLEMENTAL INFORMATION – continued
World Funds Trust (the “Trust”) (unaudited)

company; the asset levels of the Fund; and the overall expenses of the Fund. The Trustees considered the fees and expenses of the Fund compared to those in the Small Blend category. It was noted that the management fee for the Fund was on the high end but that the value of the research to be provided by the Adviser’s affiliate and the advisory services provided by the Adviser may provide good value to the Fund’s shareholders. The Trustees noted that the Fund’s overall expense ratio was 3 basis points above its category average. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Trustees noted that the management fee would stay the same as asset levels increased. It was noted, however, that the Adviser has an expense limitation agreement with the Fund that would limit total annual operating expense of the Fund, with certain exceptions, to 1.25% through May 1, 2016. The Trustees noted that this arrangement would allow shareholders of the Fund to realize benefits similar to those intended to be experienced as a result of breakpoints in an advisory fee although shareholders would not have to wait for assets to grow significantly to realize such benefits as a result of the expense limitation agreement. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser. Following further discussion of the Fund’s asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis for soft dollar payments with broker/dealers; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Adviser’s code of ethics. The Trustees noted that the Adviser has an affiliated broker/dealer and that it executes Fund trades through the broker/dealer and procedures in place regarding use of such broker/dealer. The Trustees considered rate of commissions paid by the Fund to the affiliate broker/dealer. The Trustees considered that the rate of commissions paid by the Fund were low. The Trustees noted that the Fund may benefit from the fact that the Adviser is party to a larger organization. The Trustees also noted that the Adviser may generate soft dollars through trading with its affiliated broker/dealer. The Trustees also considered the procedures in place with the Adviser regarding conflicts among its affiliates, including its affiliated broker/dealer. Based on the foregoing, the Board determined

SUPPLEMENTAL INFORMATION – continued
World Funds Trust (the “Trust”) (unaudited)

that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreement for an additional one-year term.

B. RILEY DIVERSIFIED EQUITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur Two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2015, and held for the six months ended June 30, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

B. RILEY DIVERSIFIED EQUITY FUND – continued
FUND EXPENSES (unaudited)

Institutional Class Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period* January 1, 2015 through June 30, 2015
Actual	$1,000	$1,073.17	$6.43
Hypothetical (5% return before expenses)	$1,000	$1,018.75	$6.26

Class A Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period* January 1, 2015 through June 30, 2015
Actual	$1,000	$1,071.29	$7.70
Hypothetical (5% return before expenses)	$1,000	$1,017.50	$7.50

* Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Institutional Class and 1.50% for Class A, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:
   B. Riley Asset Management, a division of B. Riley Capital Management, LLC
   11100 Santa Monica Blvd., Suite 800
   Los Angeles, California 90025

Distributor:
   First Dominion Capital Corp.
   8730 Stony Point Parkway, Suite 205
   Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
   Tait, Weller & Baker LLP
   1818 Market Street, Suite 2400
   Philadelphia, Pennsylvania 19103

Transfer Agent:
For more account information, wire purchase or redemptions, call or write to the Fund’s Transfer Agent:

   Commonwealth Fund Services, Inc.
   8730 Stony Point Parkway, Suite 205
   Richmond, Virginia 23235
   (800) 628-4077 Toll Free

Legal Counsel:
   The Law Offices of John H. Lively & Associates, Inc.
   A member firm of The 1940 Act Law GroupTM
   11300 Tomahawk Creek Parkway, Suite 310
   Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: September 3, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: September 3, 2015

* Print the name and title of each signing officer under his or her signature.